Stock Option Plans (Details Narrative) (10-K) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 27, 2018	Feb. 07, 2014	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 16, 2015
Options default term			4 years 1 month 6 days	4 years 11 months 23 days	5 years 11 months 8 days
Dividend yield				$ 0
Number of common stock shares issued	9,600,286
Stock Option Exercise [Member]
Number of common stock shares issued				156,997	645,288
Cashless exercise of a stock option, shares				100,000	100,000
Common stock per share				$ 0.06	$ 0.155
Number of common stock withheld with aggregate exercise price				43,003	124,712
Stock Option Exercise One [Member]
Cashless exercise of a stock option, shares				50,000	45,000
Common stock per share				$ 0.06	$ 0.06
Stock Option Exercise Two [Member]
Cashless exercise of a stock option, shares				50,000	625,000
Common stock per share				$ 0.06	$ 0.06
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan		30,420,148
Shares authorized				50,420,148		15,000,000
Additional shares authorized				5,000,000
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member]
Percentage of stock option granted to stockholders				10.00%
Options default term			10 years	10 years
Generally vest term			4 years	4 years
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | Maximum [Member]
Percentage granted to employees at a price per share				100.00%
Percentage exercise price per share				110.00%
Percentage restricted stock to related parties price per share				100.00%